Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m
Cost
At 1 January 2021	537	439	886	122	25	2,009
Additions	–	–	32	–	1	33
Disposals	–	–	(40)	–	–	(40)
Exchange and other adjustments	(5)	–	–	–	–	(5)
At 31 December 2021	532	439	878	122	26	1,997
Additions	–	–	46	–	–	46
Fully amortised assets written off	–	–	(94)	–	–	(94)
Disposals	(8)	–	–	–	–	(8)
Exchange and other adjustments	(11)	–	(5)	–	–	(16)
At 31 December 2022	513	439	825	122	26	1,925
Amortisation and impairment
At 1 January 2021	(191)	–	(402)	(112)	(11)	(716)
Provided	–	–	(30)	(1)	(1)	(32)
System Fund expense	–	–	(82)	–	(1)	(83)
Disposals	–	–	28	–	–	28
Exchange and other adjustments	–	–	1	–	–	1
At 31 December 2021	(191)	–	(485)	(113)	(13)	(802)
Provided	–	–	(20)	–	(3)	(23)
System Fund expense	–	–	(78)	–	(1)	(79)
Impairment reversal	–	–	–	12	–	12
Fully amortised assets written off	–	–	94	–	–	94
Disposals	8	–	–	–	–	8
Exchange and other adjustments	5	–	3	–	1	9
At 31 December 2022	(178)	–	(486)	(101)	(16)	(781)

Net book value
At 31 December 2022	335	439	339	21	10	1,144
At 31 December 2021	341	439	393	9	13	1,195
At 1 January 2021	346	439	484	10	14	1,293

Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing
Allocation of goodwill and brands to CGUs

	At		At		At		Analysed as:
	1 January 2021 $m	Exchange adjustments $m	31 December 2021 $m	Exchange adjustments $m	31 December 2022 $m	Goodwill $m	Brands $m
Americas (group of CGUs)	421	(2)	419	–	419	132	287
EMEAA (group of CGUs)	339	(2)	337	(6)	331	195	136
Greater China	25	(1)	24	–	24	8	16
	785	(5)	780	(6)	774	335	439

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2022		2021
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas	1.9	13.7	2.0	10.2
EMEAA	2.5	16.2	2.2	12.8
Greater China	2.5	13.8	2.5	12.6